INCOME TAXES (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Provisions For Income Taxes
Current
Deferred	92,915	102,135	401,036	298,305
Change in valuation allowance	(92,915)	(102,135)	(401,036)	(298,305)
Total